Profit before tax	12 Months Ended
Jun. 30, 2020
Profit before tax
Profit before tax

8      Profit before tax

(i)    Net finance income

	2018	2019	2020
	RMB	RMB	RMB
Interest income	11,715	24,470	24,833
Others	(324)	465	287
Finance income	11,391	24,935	25,120
Interest on lease liabilities (Note 12(b))	—	—	(4,363)
Finance costs	—	—	(4,363)
Net finance income	11,391	24,935	20,757

Interest income was mainly generated from deposits placed with a related party finance entity (Note 20(a)(ii)).

(ii)   Expenses by nature

	2018	2019	2020
	RMB	RMB	RMB
Employee benefit expenses (Note 7)	441,136	597,623	581,506
Students related cost	147,571	199,478	204,217
Transportation	36,110	49,137	28,933
Marketing and promotion	24,019	24,490	26,395
Depreciation of owned property and equipment (Note 11)	113,128	132,026	132,654
Depreciation of right-of-use assets (Note 12(a))	—	—	30,485
Utilities	26,100	26,162	21,797
Amortization of intangible assets (Note 13)	446	1,494	2,694
Operating lease charges	33,290	35,639	—
Others	70,787	58,518	58,929
Total cost of revenue, selling expenses and administrative expenses	892,587	1,124,567	1,087,610

Students related costs are mainly comprised of costs for textbooks, uniforms, dining services, living accommodations and costs relating to educational training services, study trip services and overseas study consulting services. For the year ended June 30, 2018, RMB14,263 of costs relating to study trip services and overseas study consulting services have been combined with students related cost to conform the presentation of the years ended June 30, 2019 and 2020.

The Group has initially applied IFRS 16 using the modified retrospective approach to recognize right-of-use assets relating to leases which were previously classified as operating leases under IAS 17. After initial recognition of right-of-use assets at July 1, 2019, the Group as a lessee is required to recognize the depreciation of right-of-use assets, instead of the previous policy of recognizing rental expenses incurred under operating leases on a straight-line basis over the lease term. Under this approach, the comparative information is not restated. See note 3(a).

(iii)  Gain on disposal of affiliated entities

On February 28, 2018, the Group entered into agreements with Hailiang Preschool Education Group Co., Ltd. (“Hailiang Preschool”), controlled by Mr. Feng transferred the Tianma Kindergarten and the sponsorship and 100% equity interest in Hailiang Kindergarten. The consideration of disposing Tianma Kindergarten and Hailiang Kindergarten was RMB1,666 and RMB20,049, respectively. On the disposal date, the carrying amount of the net liabilities of Tianma Kindergarten was RMB17, and the carrying amount of the net assets of Hailiang Kindergarten was RMB16,764. The Group recognized a gain of RMB1,683 and RMB3,285 on the disposal of Tianma Kindergarten and Hailiang Kindergarten, respectively.

In addition, in June 2018, Hailiang Management entered into a Change of Operator Agreement and transferred the sponsorship and 100% equity interest in Chuzhou School to Chuzhou Zhengxu Education Information Consulting Co., Ltd., a wholly owned subsidiary of Hailiang Group Co., Ltd. ("Hailiang Group"). The consideration was RMB1,793, and the carrying amount of its net assets was RMB1,412 on disposal date. The Group recognized a gain of RMB381 on the disposal.

The deals were not strategic shifts of the business and these transactions will not have major impact on the Group’s business, therefore the transactions were not qualified as discontinued operation.